INVESTMENTS IN AFFILIATED AND OTHER COMPANIES	12 Months Ended
Dec. 31, 2025
Equity Method Investments and Joint Ventures [Abstract]
INVESTMENTS IN AFFILIATED AND OTHER COMPANIES
NOTE 4	-	INVESTMENTS IN AFFILIATED AND OTHER COMPANIES

A.	Investment in affiliated companies

	US dollars
	December 31,
(in thousands)	2025	2024
Lumax	517	519
	517	519

B.	Investment in other companies

During 2025, the Company made additional investments in two Israeli startups, In an amount of US$ 0.2 million